COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Minimum Rental Commitments		$ 500
Operating Leases, Future Minimum Payments Due	1,500	1,500
Monthly Rental Commitments Minimum	500
Operating Leases, Future Minimum Payments Due	1,500	1,500
Yissum [Member]
Long-term Purchase Commitment, Time Period	20 years	20 years
Licenses Revenue Percentage	4.00%	4.00%
Royalty Revenue Percentage	18.00%	18.00%
Litigation Settlement, Amount	$ 70,000	$ 70,000